UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6211

Name of Fund: Merrill Lynch U.S. Treasury Money Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch U.S. Treasury Money Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/2007

Date of reporting period: 12/01/06 - 02/28/07

Item 1 - Schedule of Investments

Merrill Lynch U.S. Treasury Money Fund
Schedule of Investments as of February 28, 2007                   (in Thousands)

                                                                Face          Interest          Maturity
Issue                                                          Amount           Rate*             Date           Value
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills - 103.6%
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills                                            $ 2,433     4.895 - 4.974 %     3/01/2007        $   2,433
                                                                14,136     4.835 - 5.088       3/08/2007           14,123
                                                                 6,153             5.136       3/15/2007            6,141
                                                                25,698      4.921 - 5.17       3/22/2007           25,621
                                                                 2,183      4.97 - 4.985       3/29/2007            2,174
                                                                 3,000             5.028       5/17/2007            2,968
                                                                   549             5.043       5/24/2007              542
                                                                 3,300      4.94 - 5.042       5/31/2007            3,258
-------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $57,260**) - 103.6%                                                                      57,260

Liabilities in Excess of Other Assets - (3.6%)                                                                     (1,986)
                                                                                                                ---------
Net Assets - 100.0%                                                                                             $  55,274
                                                                                                                =========

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase.
**    Cost for federal income tax purposes.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch U.S. Treasury Money Fund

By: /s/ Robert C. Doll, Jr.
    --------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch U.S. Treasury Money Fund

Date: April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert C. Doll, Jr.
    --------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch U.S. Treasury Money Fund

Date: April 23, 2007

By: /s/ Donald C. Burke
    --------------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch U.S. Treasury Money Fund

Date: April 23, 2007